Net Income (Loss) Per Share Attributable to Class A Common Shareholders - Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share Attributable to Class A Common Shareholders (Details) - USD ($)
$ / shares in Units, $ in Thousands
	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Numerator:
Net income (loss) attributable to Perella Weinberg Partners - basic	$ (9,421)	$ (9,421)
Dilutive Securities, Effect on Basic Earnings Per Share, PWP OpCo Units	(51,904)
Net Income (loss) attributable to Perella Weinberg Partners - diluted	$ (61,325)
Denominator:
Basic (in Shares)	42,595,712	42,595,712	[1]
Weighted average number of incremental shares from assumed exchange of PWP OpCo Units (in Shares)	50,154,199
Weighted average shares of Class A common stock outstanding - diluted (in Shares)	92,749,911	92,749,911	[1]
Net income (loss) per share attributable to Class A common shareholders
Basic (in Dollars per Share)	$ (0.22)	$ (0.22)	[1]
Diluted (in Dollars per Share)	$ (0.66)	$ (0.66)	[1]

[1]	For the year ended December 31, 2021, net income (loss) per share of Class A common stock and weighted-average shares of Class A common stock outstanding is representative of the period from June 24, 2021 through December 31, 2021, the period following the Business Combination, as defined in Note 1—Organization and Nature of Business. For more information, refer to Note 15—Net Income (Loss) Per Share Attributable to Class A Common Shareholders.